SHARE-BASED COMPENSATION PLAN - Phantom Stock Options Outstanding (Details) - PSO	Dec. 31, 2020 BRL (R$) EquityInstruments	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
SHARE-BASED COMPENSATION PLAN
Quantity of outstanding options granted	5,772,356	5,996,437	5,045,357	5,055,519
SAR 2016
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 15.96
Quantity of outstanding options granted	6,972
PLUS 2016
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 15.96
Quantity of outstanding options granted	4,177
SAR 2017
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 13.30
Quantity of outstanding options granted	121,555
PLUS 2017
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 13.30
Quantity of outstanding options granted	25,061
ILP 2017 - 48
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 13.30
Quantity of outstanding options granted	304,512
ILP 2017 - 60
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 13.30
Quantity of outstanding options granted	304,512
Deferral 2017 - 1
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 19.88
Quantity of outstanding options granted	162,887
Deferral 2017 - 2
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 19.88
Quantity of outstanding options granted	162,887
SAR 2018
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 21.45
Quantity of outstanding options granted	677,627
PLUS 2018
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 21.45
Quantity of outstanding options granted	74,592
ILP 2019 - 24
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 41.10
Quantity of outstanding options granted	520,000
ILP 2019 - 36
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 41.10
Quantity of outstanding options granted	520,000
Deferral 2018 - 1
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 41.10
Quantity of outstanding options granted	88,632
Deferral 2018 - 2
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 41.10
Quantity of outstanding options granted	88,632
ILP 2019 - 36 H
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.19
Quantity of outstanding options granted	7,500
ILP 2019 - 48 H
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.19
Quantity of outstanding options granted	7,500
ILP 2019 - 24 Apr
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.81
Quantity of outstanding options granted	20,000
ILP 2019 - 36 Apr
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.81
Quantity of outstanding options granted	20,000
SAR 2019
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.81
Quantity of outstanding options granted	747,848
PLUS 2019
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.81
Quantity of outstanding options granted	15,572
ILP - Retention 2019 - 24
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 31.86
Quantity of outstanding options granted	93,518
ILP 2019 - 24 Oct
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 31.75
Quantity of outstanding options granted	7,800
ILP 2019 - 36 Oct
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 31.75
Quantity of outstanding options granted	19,500
ILP 2019 - 48 Oct
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 31.75
Quantity of outstanding options granted	11,700
ILP 2020 - 36 Apr - 1
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.50
Quantity of outstanding options granted	43,705
ILP 2020 - 12 Apr
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.50
Quantity of outstanding options granted	25,500
ILP 2020 - 24 Apr
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.50
Quantity of outstanding options granted	21,250
SAR 2020
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.50
Quantity of outstanding options granted	729,421
ILP 2020 - 36 April - 2
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.50
Quantity of outstanding options granted	38,961
ILP 2020 - 12 Jul
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 37.74
Quantity of outstanding options granted	1,060
ILP 2020 - 48 Condition A
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.34
Quantity of outstanding options granted	595,000
ILP 2020 - 48 Condition B
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.34
Quantity of outstanding options granted	127,500
ILP 2020 - 48 Condition C
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.34
Quantity of outstanding options granted	127,500
ILP Retention 2020 - 36 Oct 1
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.79
Quantity of outstanding options granted	36,650
ILP Retention 2020 - 36 Oct 2
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 43.14
Quantity of outstanding options granted	5,871
ILP Hiring - Retention Bonus 2020 - 36 Oct
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 43.14
Quantity of outstanding options granted	6,954